Acquisitions (Details 15) (USD $)	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Mar. 31, 2014	Feb. 03, 2012	Mar. 31, 2012	Mar. 31, 2011
Acquisitions
Cash paid for water facilities	$ 14,000,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	555,220,000	1,170,490,000	1,107,006,000		167,245,000	8,568,000
Retail propane equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Retail propane equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Natural gas liquids terminal assets | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Natural gas liquids terminal assets | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			25 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
North American
Acquisitions
Cash paid for water facilities				69,800,000
General and administrative expense					1,600,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			10,338,000
Inventories			3,437,000
Prepaid expenses and other current assets			282,000
Goodwill			13,978,000
Assumed liabilities			(11,129,000)
Fair value of net assets acquired			69,830,000
North American | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			12,600,000
Useful life of intangible assets			10 years
North American | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			2,700,000
Useful life of intangible assets			10 years
North American | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			700,000
Useful life of intangible assets			3 years
North American | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			2,251,000
North American | Retail propane equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			24,790,000
North American | Retail propane equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			15 years
North American | Retail propane equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			20 years
North American | Natural gas liquids terminal assets
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			1,044,000
North American | Natural gas liquids terminal assets | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			15 years
North American | Natural gas liquids terminal assets | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			20 years
North American | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			5,819,000
North American | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			5 years
North American | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			15 years
North American | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			2,386,000
Useful life of property, plant and equipment			30 years
North American | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			634,000
North American | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			3 years
North American | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			5 years